SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common Stock Reflected in the Condensed Consolidated Balance Sheet (Details) - Digital Health Acquisition Corp. - USD ($)	12 Months Ended			15 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024
Plus:
Common stock subject to possible redemption	$ 1,281,957	$ 7,395,349		$ 1,281,957
Common stock subject to possible redemption
Common stock subject to possible redemption reflected on the condensed consolidated balance sheet
Gross proceeds			$ 115,000,000
Less:
Proceeds allocated to public warrants			(12,483,555)
Common stock issuance costs			(6,923,767)
Plus:
Accretion of carrying value to redemption value	682,671	1,142,603	21,132,322	682,671
Redemptions	(6,796,063)	(110,472,254)		(6,796,063)
Common stock subject to possible redemption	$ 1,281,957	$ 7,395,349	$ 116,725,000	$ 1,281,957